Interest, dividend and other income	12 Months Ended
Dec. 31, 2011
Interest, dividend and other income
16.	Interest, dividend and other income

Interest, dividend and other income includes the following items:

	2011	2010
Interest income	$2,533	$1,138
Dividend income	2,928	2,928
Equity income	193	431
Other	5	667

	$5,659	$5,164